Related Party Balances and Transactions (Details) - Schedule of maturities - Jun. 30, 2022	CNY (¥)	USD ($)
Schedule Of Maturities Abstract
2023	¥ 3,853,724	$ 574,206
2024	14,600,000	2,175,403
Total	¥ 18,453,724	$ 2,749,609